Annual Total Returns - Class A	Dec. 31, 2024
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	0.62%
2016	2.42%
2017	2.11%
2018	(1.08%)
2019	4.51%
2020	4.16%
2021	(0.45%)
2022	(4.26%)
2023	5.08%
2024	4.39%
Prospectus #2 | Macquarie Tax-Free Oregon Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	2.39%
2016	(0.03%)
2017	3.70%
2018	(0.04%)
2019	5.78%
2020	4.70%
2021	2.82%
2022	(9.86%)
2023	6.26%
2024	2.61%